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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

SEC Mail Processing
OCT 09 2018
Washington, DC

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc. (trading pursuant to unlisted trading privileges)

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Open-end Management Investment Company

3. Class of New Derivative Securities Product:

Investment Company Units

4. Name of Underlying Instrument:

IPOX 100 Europe Index

Securities and Exchange Commission
Trading and Markets

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Broad-Based

OCT 09 2018

6. Ticker Symbol(s) of New Derivative Securities Product:

FPXE

RECEIVED

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

Xetra, Euronext Amsterdam, Madrid, OMX Nordic Stockholm, Oslo, Euronext Paris, NASDAQ, London, OMX Nordic Helsinki, Milan, SIX Swiss, NYSE, OMX Nordic Copenhagen

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+2/Book entry only held in DTC.

18010867

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Martha Redding

Title:

Associate General Counsel and Assistant Secretary

Telephone Number:

(212) 656-2938

Manual Signature of Official Responsible for Form:

October 5, 2018

SEC 2449 (1/99)

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	OCT 09 2018

Martha Redding
Associate General Counsel
Assistant Secretary

New York Stock Exchange
11 Wall Street
New York, NY 10005
T + 1 212 656 2938
F + 1 212 656 8101
Martha.Redding@theice.com

NYSE

Via Overnight Mail

SEC Mail Processing

OCT 09 2018

Washington, DC

October 5, 2018

Ms. Claudette Ransom
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 7010
Washington, DC 20549

Re: 19b-4(e) – Transmittal (NYSE Arca, Inc.)

Dear Ms. Ransom:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the securities listed below.

Innovator S&P 500 Buffer ETF - October (BOCT)
Innovator S&P 500 Power Buffer ETF - October (POCT)
Innovator S&P 500 Ultra Buffer ETF - October (UOCT)
LeaderShares AlphaFactor US Core Equity ETF (LSAF)
Invesco BulletShares 2021 USD Emerging Markets Debt ETF (BSAE)
Invesco BulletShares 2022 USD Emerging Markets Debt ETF (BSBE)
Invesco BulletShares 2023 USD Emerging Markets Debt ETF (BSCE)
Invesco BulletShares 2024 USD Emerging Markets Debt ETF (BSDE)
Goldman Sachs Access Inflation Protected USD Bond ETF (GTIP)
Western Asset Total Return ETF (WBND)
First Trust IPOX Europe Equity Opportunities ETF (FPXE)

If you have any questions, please do not hesitate to call me at (212) 656-2938.

Sincerely,

Enclosures